SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Income
Deferred, revenue beginning	$ 107,674	$ 63,690
Revenue recognized	(21,852)	(64,816)
Unearned revenues received	1,744	108,800
Foreign exchange	(885)
Deferred income gross	86,681	107,674
Current portion	18,542	12,112
Long term portion	68,139	95,562
Deferred Income net	$ 86,681	$ 107,674